(ICON)
Prudential
Equity
Fund, Inc.
SEMI
ANNUAL
REPORT

June 30, 1998
(LOGO)

Prudential Equity Fund, Inc.
Performance At A Glance.
In the first half of 1998, U.S. large-company stocks once again rose at more than double their historical rate. The Prudential
Equity Fund also had an
excellent six-month return, by historical standards. However, the market's gains were concentrated in the stocks of a few companies with histories of high, non-economically sensitive earnings growth.
Such stocks have been too
expensive for our value style of investing.
Accordingly, we held substantial
amounts of cash. Together with our holdings of out-of-favor industrials, smaller electronics companies, and tobacco companies, our performance was below the return of our more growth-stock oriented peers.

Cumulative Total Returns1
As of 6/30/98
                              Six        One
Five         Ten          Since
                             Months      Year
Years       Years      Inception2
Class A                        12.11%       22.96%
138.67%      N/A         286.78%
Class B                        11.65        22.11
129.83      348.39%     1241.53
Class C                        11.65        22.11
N/A        N/A         110.11
Class Z                        12.14        23.27
N/A        N/A          58.41
Lipper Growth
Fund Average3                  15.10        25.38
141.15      360.50         ***

Average Annual Total Returns1
As of 6/30/98
                                         One
Five         Ten          Since
                                         Year
Years       Years      Inception2
Class A                                     16.81%
17.79%      N/A        16.68%
Class B                                     17.11
18.01      16.19%      17.28
Class C                                     21.11
N/A        N/A        20.90
Class Z                                     23.27
N/A        N/A        21.83

Past performance is not indicative of future results. Principal and investment return will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

1Source: Prudential Investments Fund Management and Lipper Analytical Services.
The cumulative total returns do not take into account sales charges. The average annual total returns do take into account applicable sales charges.
The Fund charges a maximum front-end sales load of 5% for Class A shares and a declining contingent deferred sales charge (CDSC) of 5%, 4%, 3%, 2%, 1% and 1%
for six years for Class B shares. Class B shares will automatically convert to
Class A shares, on a quarterly basis,
approximately seven years after purchase.
Class C shares have a 1% CDSC for one year. Class
Z shares are not subject to a
sales charge or distribution fee.

2Inception dates: Class A, 1/22/90; Class B,
3/15/82; Class C, 8/1/94; and
Class Z, 3/1/96.

3Lipper average returns are for all funds in each share class for the six-month, one-, five-, and ten-year periods.

***Lipper Since Inception returns are 278.12% for
Class A; 1172.54% for Class
B; 130.58% for Class C; and 65.09% for Class Z based on all funds in each share class.

       How Investments Compared.
           (As of 6/30/98)
                (GRAPH)
 U.S.       General     General        U.S.
Growth       Bond      Muni Debt     Taxable
Funds        Funds       Funds     Money Funds

Source: Lipper Analytical Services. Financial markets change, so a mutual fund's past performance should never be used to predict future results. The risks to each of the investments listed above are different -- we provide 12-month total returns for several Lipper mutual fund categories to show you that reaching for higher returns means tolerating more risk. The greater the risk, the larger the potential reward or loss. In addition, we've included historical 20-year average annual returns. These returns assume the reinvestment of dividends.

U.S. Growth Funds will fluctuate a great deal.
Investors have received higher
historical total returns from stocks than from most other investments. Smaller capitalization stocks offer greater potential for long-term growth but may be more volatile than larger capitalization stocks.

General Bond Funds provide more income than stock funds, which can help smooth out their total returns year by year. But their prices still fluctuate
(sometimes significantly) and their returns have been historically lower than those of stock funds.

General Municipal Debt Funds invest in bonds issued by state governments, state agencies and/or municipalities. This investment provides income that is usually exempt from federal and state income taxes.

U.S. Taxable Money Funds attempt to preserve a constant share value; they don't fluctuate much in price but, historically, their returns have been generally among the lowest of the major investment categories.

Thomas R. Jackson, Fund Manager
(PHOTO)
Portfolio
Manager's Report
The Prudential Equity Fund invests in stocks of major, established companies primarily in the United States. The Fund looks for bargains in the current market, using a strict value investment style. We look for stocks whose prices seem too low given their underlying earnings, sales, cash flow, or book value.
There can be no assurance that the Fund's investment objective of long-term capital growth will be achieved.

A Hostile Climate.
Value investing seems to work best if any of three conditions are present:
some stocks are very inexpensive compared to the average stock, earnings for many businesses are growing rapidly (so bargain stocks also grow), or interest rates are high or rising. We've had none of these conditions. So although our value style is producing good returns by historical standards, it is trailing the overall market.

Strategy Session.
Ready to Buy.
Our substantial cash holdings will remain a constraint on our return while the market average is rising rapidly, but our time-tested investment discipline tells us not to buy when prices are high. We're ready to buy when patches of inexpensively priced companies appear. "Ready to buy" is not just a statement of our intentions. If we aren't holding cash when investors begin to sell, we also would have to sell into the falling market to raise cash before taking advantage of value opportunities. Our cash holdings give us mobility.

Concern About Growth.
Cyclicals now are the best value stocks in the market. Although the U.S. stock market averages have been buoyed by an average of $20 billion a month of new investment funds, investors are not confident about economic growth.
Industrial cyclicals -- which normally do better when the economy is expanding
-- have become the best value stocks in the market. About seven percent of our assets are paper companies. The overcapacity that reduced that industry's profits is being closed and efficiency is increasing. The Asian crisis hurt forest products stocks because Asia accounts for a third of world demand.
However, Asia also accounted for the greatest growth of capacity and this will slow considerably. The supply/demand situation should improve and we expect the stocks to rebound.

    Portfolio Composition.
Sectors expressed as a percentage of
  net assets as of 6/30/98.
          (PIE CHART)

What Went Well.
Consumers Spent.
We like consumer cyclicals. This was the best-performing sector of the market.
We did particularly well on Chrysler, Kmart, and Tandy. We also had a focus on financial stocks, such as insurance companies and financial services. On average, these also had good returns. Morgan
Stanley Dean Witter, Lehman
Brothers, and The Equitable made substantial contributions to our performance.

And Not So Well.
Underpriced Industrials Attracted Us.
In our view, industrial stocks have been underpriced for a while. The market continues to undervalue these stocks, so our performance was hurt by our substantial holdings of paper product companies.
We don't expect industrials
to catch up until the Asian economy shows signs of stability. However, industrials are the least expensive market sector at current prices and have excellent prospects for earnings growth when demand does recover. Stock prices tend to move rapidly at early signs of a changing situation. We plan to hold this inexpensive sector through its difficulties and catch its recovery early.

Five Largest Holdings.
2.5%        Chubb Corp.
2.5%        Elf Acquitaine, ADR
2.3%        Morgan Stanley
            Dean Witter & Co.
2.3%        Loews Corp.
1.9%        Safeco Corp.

Expressed as a percentage of net assets as of 6/30/98.

Looking Ahead.
The past three years of exceptional stock market
returns have been driven by
sharply rising earnings and a substantial flow of
new funds into U.S. stocks.
The first of these factors has been substantially
reduced in recent quarters.
We expect an economic slowdown to further slow
corporate earnings growth
through the rest of 1998.  Over the past year, the
stock market has been very
sensitive to earnings disappointments.  Given this
change in the investment
setting, we are anticipating the rest of 1998 with
some interest.
--------------------------------------------------
-----------------------------
                                1

Maintaining Flexibility.
Portfolio Manager Tom Jackson reviews the pros and cons of today's market as well as future opportunities for value-style investors.

Q. Your fund gained 12% in just six months. Why aren't you happy with the current investment environment?

A. It's true our return is excellent by historical standards and in terms of what investors ought to expect, given how much companies are earning. However, we like to be ahead of the average stock fund instead of behind it. Good investment opportunity for our value style comes when there are pockets of underpriced stocks. Today, the stocks that seem out of line with the overall market are the small number of stocks that investors are bidding up. There seems to be no limit to how much investors will pay for their favorite high-growth companies. For value investors to do better, we need the market advance to broaden from these few very large market favorites. Investor confidence that the economic environment won't continue to deteriorate would seem to be a prerequisite for this to happen.

Q. So what are you doing?

A. We are holding a substantial amount of cash to allow us to move in quickly when really inexpensive stocks appear. Although we are giving up some performance for that ability, we believe that our current returns are strong enough that there is no reason to sacrifice our flexibility. We are focusing our current holdings on the industries that are less expensive than average -- primarily companies that do best in an expanding economy. These cyclicals have been inexpensive compared to the average stock because investors are concerned about an economic slowdown. This concern, for example, also has shown up in the periods -- such as most of the second quarter of 1998 -- when the market stops rising or declines. Over the past year, these periods generally have been focused on concerns about the impact of Asian events. It is becoming clearer that the Asian economic slowdown is slowing the U.S. and European economies, so there well may be more such market doldrums or a correction.

Q. What if our economy does slow significantly?

A. There are many signs now that the U.S. economy already has begun to slow.
We suspect that the stocks that have risen most in search of stable earnings growth may have more room to correct should their earnings suffer. Value stocks usually show their advantage most by falling less in a market correction. Moreover, markets rarely decline just to the right price; they often overshoot. That creates opportunities for value investors over the longer term.

(PHOTO)
--------------------------------------------------
-----------------------------
                                   2

President's Letter
August 4, 1998
(PHOTO)
                             Managing
Expectations.
Dear Shareholder:
For nearly eight years we've enjoyed above-average, double-digit returns from stocks--a bull market of unprecedented duration.
As a result, many of us have
grown accustomed to seeing the Dow Jones
Industrial Average, the S&P 500 and
other market indexes set new records. That's why the fluctuations normally seen in financial markets may take investors by surprise.

Although the media has given ample coverage to the factors that have caused concern in 1998, we'd like to remind you that there is also good news to report: the US economy is healthy and continues to grow. Inflation remains subdued and employment is strong.

Even with a sound economy, it isn't easy to maintain your investment discipline when the market is fluctuating. Here are some thoughts that may help:

- Manage Your Expectations. Experienced mutual fund investors understand that financial markets rise and fall. Over time, however, stocks and bonds have produced attractive returns that have kept ahead of inflation.

- Don't Invest Emotionally. If you have long-term
(several years or longer)
  investment goals, it may be counter-productive to sell an investment in reaction to short-term market fluctuation. Over the course of several years, it's not unusual for stocks and bonds to experience several periods of market uncertainty.

- Diversification Lessens Risk. Market sectors seldom move in tandem. A well-
  diversified portfolio that includes stock, bond, and money market mutual funds can lessen the effects of market
volatility over time.

- We're On Your Side. Your Prudential professional can help you understand what's happening in the markets. He or she can assist you in making informed decisions based upon a thorough knowledge of your financial needs and long-
  term goals. Call your Prudential professional today.

Thank you for your continued confidence in Prudential mutual funds. We'll do everything we can to keep you informed and to earn your trust.

Sincerely,

Brian M. Storms
President, Prudential Mutual Funds & Annuities
--------------------------------------------------
-----------------------------
                                3

Portfolio of Investments as of June 30, 1998
(Unaudited)
PRUDENTIAL EQUITY FUND, INC.
--------------------------------------------------
----------

Shares      Description                     Value
(Note 1)
--------------------------------------------------
----------
LONG-TERM INVESTMENTS--80.2%
COMMON STOCKS--80.2%
--------------------------------------------------
----------
Automobiles & Trucks--3.0%
  859,000   Chrysler Corp.                       $
48,426,125
  600,000   General Motors Corp.
40,087,500
17,134,308  LucasVarity PLC, ADR (Great
              Britain)
68,081,600
  404,800   Navistar International Corp. (a)
11,688,600
  248,800   PACCAR Inc.
12,999,800
                                                 -
-------------

181,283,625
--------------------------------------------------
----------
Banks & Financial Services--10.2%
  325,000   American Express Co.
37,050,000
  552,800   American Financial Group Inc.
23,943,150
1,100,000   Bank of New York Co., Inc.
66,756,250
  653,000   BankAmerica Corp.
56,443,688
  877,200   Chase Manhattan Corp.
66,228,600
  764,200   Lehman Brothers Holdings Inc.
59,273,263
  285,706   Mellon Bank Corp.
19,892,280
  384,750   Mercantile Bankshares Corp.
13,394,109
  286,400   Morgan (J.P.) & Co., Inc.
33,544,600
1,533,000   Morgan Stanley, Dean Witter,
              Discover & Co.
140,077,875
   58,320   National City Corp.
4,140,720
  900,000   NationsBank Corp.
68,850,000
  450,000   Republic New York Corp.
28,321,875
                                                 -
-------------

617,916,410
--------------------------------------------------
----------
Chemicals--2.3%
  711,000   Boc Group PLC, ADR (Great Britian)
19,285,875
  513,700   Dow Chemical Co.
49,668,369
  788,200   Eastman Chemical Co. (a)
49,065,450
  706,900   Wellman Inc.
16,037,794
  100,000   Witco Corp.
2,925,000
                                                 -
-------------

136,982,488
--------------------------------------------------
----------
Commercial Services--1.5%
  900,000   American Standard Co., Inc .(a)
40,218,750
1,475,600   Waste Management, Inc.
51,646,000
                                                 -
-------------

91,864,750
Computer Hardware--3.1%
2,598,750   Compaq Computer Corp.                $
73,739,531
  412,900   Gerber Scientific, Inc.
9,393,475
  600,000   International Business Machines
              Corp.
68,887,500
   93,750   NCR Corp. (New)(a)
3,046,875
1,351,100   Seagate Technology, Inc. (a)
32,173,069
                                                 -
-------------

187,240,450
--------------------------------------------------
----------
Construction & Housing--0.7%
1,100,000   Centex Corp.
41,525,000
--------------------------------------------------
----------
Diversfied Consumer Products--5.6%
1,858,300   Freeport-McMoRan, Inc.
26,749,837
  750,000   Gibson Greetings Inc. (a)
18,750,000
1,600,000   Loews Corp.
139,400,000
1,865,000   Philip Morris Companies Inc.
73,434,375
3,360,000   RJR Nabisco Holdings Corp.
79,800,000
                                                 -
-------------

338,134,212
--------------------------------------------------
----------
Electrical Power--1.5%
  170,000   American Electric Power Company,
              Inc.
7,713,750
  570,000   General Public Utilities Corp.
21,553,125
  974,519   Houston Industries, Inc.
30,088,274
  979,600   Unicom Corp.
34,347,225
                                                 -
-------------

93,702,374
--------------------------------------------------
----------
Electronics--2.7%
1,691,000   AMP, Inc.
58,128,125
1,359,400   Arrow Electronics, Inc.
29,566,950
  172,900   Avnet, Inc.
9,455,469
  600,000   Harris Corp.
26,812,500

--------------------------------------------------
------------------------------
See Notes to Financial Statements.     4

Portfolio of Investments as of June 30, 1998
(Unaudited)
PRUDENTIAL EQUITY FUND, INC.
--------------------------------------------------
----------

Shares      Description                     Value
(Note 1)
--------------------------------------------------
----------
Electronics (cont'd.)
  360,600   Hitachi Limited, ADR (Japan)         $
23,258,700
1,250,000   National Semiconductor Corp. (a)
16,484,375
   38,262   Raytheon Corp. (a)
2,204,848
                                                 -
-------------

165,910,967
--------------------------------------------------
----------
Forest Products--7.2%
  643,900   Fort James Corp
28,653,550
1,146,000   Georgia-Pacific Corp.
91,665,750
1,475,000   International Paper Co.
63,425,000
1,500,000   Mead Corp.
47,625,000
  752,500   Rayonier Inc.
34,615,000
  787,500   Temple- Inland Inc.
42,426,562
1,260,000   Weyerhaeuser Co.
58,196,250
2,200,000   Willamette Industries, Inc.
70,400,000
                                                 -
-------------

437,007,112
--------------------------------------------------
----------
Healthcare--7.0%
3,738,300   Columbia/HCA Healthcare Corp.
108,877,987
3,051,740   Foundation Health Systems, Inc.(a)
80,489,642
  497,300   Pacificare Health Systems (a)
43,948,888
2,817,274   Tenet Healthcare Corp. (a)
88,039,812
1,407,000   Wellpoint Health Networks Inc. (a)
104,118,000
                                                 -
-------------

425,474,329
--------------------------------------------------
----------
Insurance--11.6%
1,275,664   American General Corp.
90,811,331
1,891,600   Chubb Corp.
152,037,350
  700,000   Citizens Corp.
21,918,750
2,550,363   Old Republic International Corp.
74,757,515
2,600,700   SAFECO Corp.
118,169,306
1,433,800   St. Paul Companies, Inc.
60,309,213
1,000,000   The Equitable Companies, Inc.
74,937,500
  363,200   Tokio Marine & Fire Insurance
              Company, ADR (Japan)
18,477,800
1,520,100   Travelers Corp.
92,156,063
                                                 -
-------------

703,574,828
Metals-Nonferrous--1.3%
  600,000   Aluminum Company of America          $
39,562,500
1,256,900   Cyprus Minerals Co.
16,653,925
   98,249   Kinross Gold Corp.(a) (Canada)
319,310
  888,400   Newmont Mining Corp.
20,988,450
                                                 -
-------------

77,524,185
--------------------------------------------------
----------
Oil & Gas Exploration/Production--6.8%
  300,000   Amerada Hess Corp.
16,293,750
1,000,000   Atlantic Richfield Co.
78,125,000
1,130,448   Marketspan Corp. (a)
33,842,787
1,100,000   Occidental Petroleum Corp.
29,700,000
1,523,900   Oryx Energy Co. (a)
33,716,287
  350,000   Potash Corp. of Saskatchewan Inc.
              (Canada)
26,446,875
2,098,596   Societe Nationale Elf Aquitaine,
              ADR
              (France)
149,000,316
  738,365   Total SA, ADR (France)
48,270,612
                                                 -
-------------

415,395,627
--------------------------------------------------
----------
Photography--1.0%
  807,300   Eastman Kodak Co.
58,983,356
--------------------------------------------------
----------
Restaurants--1.8%
7,081,700   Darden Restaurants Inc.
112,421,988
--------------------------------------------------
----------
Retail--8.5%
  212,300   BJ's Wholesale Club, Inc. (a)
8,624,688
2,800,000   Dillards Department Stores, Inc.
116,025,000
1,100,000   Homebase, Inc. (a)
8,731,250
  928,500   Ikon Office Solutions Inc.
13,521,281
6,000,000   Kmart Corp. (a)
115,500,000
  814,700   Nine West Group, Inc. (a)
21,844,144
1,800,000   Pep Boys - Manny, Moe & Jack
34,087,500
  500,000   Petrie Stores Corp. (a)
1,429,688
  625,000   Sears, Roebuck & Co.
38,164,062
2,000,000   Tandy Corp.
106,125,000
2,125,000   Toys 'R' Us Inc. (a)
50,070,312
                                                 -
-------------

514,122,925

--------------------------------------------------
------------------------------
See Notes to Financial Statements.     5

Portfolio of Investments as of June 30, 1998
(Unaudited)
PRUDENTIAL EQUITY FUND, INC.
--------------------------------------------------
----------

Shares      Description                     Value
(Note 1)
--------------------------------------------------
----------
Steel - Producers--0.3%
1,373,300   Birmingham Steel Corp.               $
16,994,588
--------------------------------------------------
----------
Telecommunications--3.8%
1,481,733   360 Communications Co. (a)
47,415,456
1,000,000   AT&T Corp.
57,125,000
1,740,000   Loral Space & Communications (a)
49,155,000
  722,400   Portugal Telecom, S.A. ADR
              (Portugal)
38,242,050
  300,400   Telefonica de Espana, S.A. ADR
              (Spain)
41,774,375
                                                 -
-------------

233,711,881
--------------------------------------------------
----------
Transportation--0.3%
  100,000   Marine Transport Corp. (a)
406,250
1,000,000   OMI Corp. (a)
8,000,000
  550,000   Overseas Shipholding Group, Inc.
11,206,250
                                                 -
-------------

19,612,500
                                                 -
-------------
            Total long-term investments
              (cost $3,128,225,896)
4,869,383,595
                                                 -
-------------
Principal
Amount
(000)
SHORT-TERM INVESTMENTS--20.3%
--------------------------------------------------
----------
Commercial Paper--8.7%
            American General Corp.
$   4,000   5.53%, 7/14/98
3,991,398
            Aon Corp.
    3,863   5.55%, 7/14/98
3,854,662
            Associates Corp. of North America.
   49,000   5.52%, 8/10/98
48,691,952
            Bank Austria Finance, Inc.
   59,000   5.53%, 8/17/98
58,564,972
            Bell Atlantic Network Funding
              Corp.
    6,000   5.58%, 7/22/98
5,979,540
            Chase Manhattan Bank (USA)
   10,000   5.57%, 8/14/98
10,000,000
            CIT Group Holdings, Inc.
   36,000   5.53%, 7/30/98
35,834,100
            Commercial Credit Co.
   10,000   5.57%, 8/11/98
9,935,017
            Countrywide Home Loan, Inc.
$  10,000   5.60%, 7/28/98                       $
9,956,444
            Credit Communal De Belgique S.A.
    7,000   5.58%, 8/13/98
7,000,000
            Cregem North America Inc.
    6,000   5.70%, 7/20/98
5,981,950
            First Tennessee Bank N.A.
    5,000   5.55%, 7/13/98
4,999,945
            Ford Motor Credit Corp.
   17,000   5.54%, 7/2/98
16,994,768
            General Electric Capital Corp.
   13,000   5.53%, 8/14/98
12,910,138
   30,000   5.53%, 8/17/98
29,778,800
            GTE Funding, Inc.
    9,000   5.60%, 7/23/98
8,967,800
            Hertz Corp.
   26,224   5.57%, 8/11/98
26,053,588
            Nordbanken North America, Inc.
   17,000   5.52%, 7/10/98
16,973,933
    9,000   5.52%, 8/4/98
8,951,700
            Norwest Corp.
   16,000   5.57%, 7/23/98
15,943,062
            SBC Finance Inc.
   55,000   5.54%, 8/10/98
54,652,981
            Svenska Handelsbanken
   12,000   5.53%, 8/10/98
11,924,424
            Westdeutsche Landesbank
              Girozentrale
   60,000   5.55%, 7/8/98
60,000,000
            Xerox Overseas Holdings PLC
   28,000   5.52%, 7/14/98
27,939,894
   30,000   5.55%, 7/16/98
29,926,000
                                                 -
-------------
            Total commercial paper
              (cost $525,874,788)
525,807,068
--------------------------------------------------
----------
U.S. Government Agency & Instrumentalities--0.7%
            Federal National Mortgage
              Association
    7,000   5.63%, 8/14/98
7,001,336
   15,000   5.71%, 9/9/98
15,014,100
    5,000   4.94%, 2/23/99
5,000,000
            United States Treasury Note
   17,000   6.125%, 8/31/98
17,022,343
                                                 -
-------------
            Total U.S. government agency &
              instrumentalities
              (cost $44,043,102)
44,037,779
                                                 -
-------------

--------------------------------------------------
------------------------------
See Notes to Financial Statements.     6

Portfolio of Investments as of June 30, 1998
(Unaudited)
PRUDENTIAL EQUITY FUND, INC.
--------------------------------------------------
----------

Shares      Description                     Value
(Note 1)
--------------------------------------------------
----------
Repurchase Agreement--10.9%
$ 661,594   Joint Repurchase Agreement
              Account,
              5.72%, 7/1/98 (Note 5)
              (cost $661,594,000)                $
661,594,000
                                                 -
-------------
            Total short-term investments
              (cost $1,231,511,890)
1,231,438,847
                                                 -
-------------
--------------------------------------------------
----------
Total Investments--100.5%
            (cost $4,359,737,786; Note 4)
6,100,822,442
            Liabilities in excess of other
              assets--(0.5%)
(28,392,300)
                                                 -
-------------
            Net Assets--100%
$6,072,430,142
                                                 -
-------------
                                                 -
-------------

---------------
(a) Non-income producing security.
ADR--American Depository Receipt.
The industry classification of short-term portfolio holdings as a percentage of net assets as of June 30, 1998 was as follows:

Short-Term Business
Credit...........................   12.3%
Commercial
Banks.....................................    5.1
Federal Credit
Agencies..............................     .6
Auto-Rent
License....................................     .6
Bank Holding Company
U.S.............................     .4
U.S. Government
Sovereign............................     .3
Motor Vehicle
Parts..................................     .3
Phone
Communications.................................
 .2
Mortgage
Bankers.....................................
 .2
Personal
Credit......................................
 .1
Photographic
Equipment...............................     .1
Life
Insurance.......................................
 .05
Accident & Health
Insurance..........................    .05

----

20.3%

----

----

--------------------------------------------------
------------------------------
See Notes to Financial Statements.     7

Statement of Assets and Liabilities (Unaudited)
PRUDENTIAL EQUITY FUND, INC.
--------------------------------------------------
------------------------------

Assets
June 30, 1998
Investments, at value (cost
$3,698,143,786)...................................
 ..............................      $5,439,228,442
Joint repurchase account, at value (cost
$661,594,000).....................................
 .................         661,594,000
Cash..............................................
 ..................................................
 ........           1,508,880
Dividends and interest
receivable........................................
 ...................................
13,517,300
Receivable for Fund shares
sold..............................................
 ...............................
8,336,096
Receivable for investments
sold..............................................
 ...............................
4,528,332
Prepaid expenses and other
assets............................................
 ...............................
60,819

--------------
   Total
assets............................................
 .................................................
6,128,773,869

--------------
Liabilities
Payable for investments
purchased.........................................
 ..................................
40,177,490
Payable for Fund shares
reacquired........................................
 ..................................
8,898,166
Distribution fee
payable...........................................
 .........................................
3,276,753
Management fee
payable...........................................
 ...........................................
2,234,186
Accrued expenses and other
liabilities.......................................
 ...............................
1,726,117
Deferred Trustees'
fees..............................................
 .......................................
28,444
Income distribution
payable...........................................
 ......................................
2,571

--------------
   Total
liabilities.......................................
 .................................................
56,343,727

--------------
Net
Assets............................................
 ..................................................
 ....      $6,072,430,142

--------------

--------------
Net assets were comprised of:
   Common stock, at
par...............................................
 ......................................      $
2,761,887
   Paid-in capital in excess of
par...............................................
 ..........................       3,824,831,296

--------------

3,827,593,183
   Undistributed net investment
income............................................
 ..........................             720,552
   Accumulated net realized gain on investments
and foreign
currencies......................................
503,015,824
   Net unrealized appreciation on investments and
foreign
currencies........................................
1,741,100,583

--------------
Net assets, June 30,
1998..............................................
 .....................................
$6,072,430,142

--------------

--------------
Class A:
   Net asset value and redemption price per share
      ($2,295,671,894 / 104,349,516 shares of
common stock issued and
outstanding)..........................
$22.00
   Maximum sales charge (5.00% of offering
price)............................................
 ...............                1.16

--------------
   Maximum offering price to
public............................................
 .............................              $23.16

--------------

--------------
Class B:
   Net asset value, offering price and redemption
price per share
      ($3,344,966,114 / 152,257,981 shares of
common stock issued and
outstanding)..........................
$21.97

--------------

--------------
Class C:
   Net asset value, offering price and redemption
price per share
      ($91,037,215 / 4,143,857 shares of common
stock issued and
outstanding)...............................
$21.97

--------------

--------------
Class Z:
   Net asset value, offerng price and redemption
price per share
      ($340,754,918 / 15,489,020 shares of common
stock issued and
outstanding).............................
$22.00

--------------

--------------

--------------------------------------------------
------------------------------
See Notes to Financial Statements.     8

PRUDENTIAL EQUITY FUND, INC.
EQUITY FUND, INC.
Statement of Operations (Unaudited)
--------------------------------------------------
----------

Six Months

Ended

June 30,
Net Investment Income
1998
Income
   Dividends (net of foreign withholding
      taxes of $869,874).....................   $
40,886,431
   Interest..................................
26,233,675
                                                --
------------
      Total income...........................
67,120,106
                                                --
------------
Expenses
   Distribution fee--Class A.................
2,625,720
   Distribution fee--Class B.................
16,513,102
   Distribution fee--Class C.................
412,836
   Management fee............................
13,240,395
   Transfer agent's fees and expenses........
3,225,000
   Reports to shareholders...................
445,000
   Registration fees.........................
139,000
   Custodian's fees and expenses.............
119,000
   Franchise taxes...........................
91,000
   Insurance expense.........................
43,000
   Directors' fees and expenses..............
22,000
   Audit fee and expenses....................
17,000
   Legal fees and expenses...................
17,000
   Miscellaneous.............................
14,545
                                                --
------------
      Total expenses.........................
36,924,598
                                                --
------------
Net investment income........................
30,195,508
                                                --
------------
Realized and Unrealized
Gain on Investments and
Foreign Currency Transactions
Net realized gain on:
   Investment transactions...................
502,444,940
   Foreign currency transactions.............
157,984
                                                --
------------

502,602,924
                                                --
------------
Net change in unrealized appreciation on:
   Investments and foreign currencies........
109,332,242
                                                --
------------
Net gain on investments......................
611,935,166
                                                --
------------
Net Increase in Net Assets
Resulting from Operations....................   $
642,130,674
                                                --
------------
                                                --
------------

PRUDENTIAL EQUITY FUND, INC.
EQUITY FUND, INC.
Statement of Changes in Net Assets (Unaudited)
--------------------------------------------------
----------

                                 Six Months
                                    Ended
Year Ended
Increase (Decrease)               June 30,
December 31,
in Net Assets                       1998
1997
Operations
   Net investment income.....  $    30,195,508
$    69,461,804
   Net realized gain on
      investments and foreign
      currencies.............      502,602,924
284,045,768
   Net change in unrealized
      appreciation of
      investments
      and foreign
      currencies.............      109,332,242
662,447,800
                               ---------------
---------------
   Net increase in net assets
      resulting from
      operations.............      642,130,674
1,015,955,372
                               ---------------
---------------
Dividends and distributions
   (Note 1)
   Dividends from net
      investment income
      Class A................      (15,810,263)
(31,371,300)
      Class B................      (10,618,405)
(32,078,132)
      Class C................         (288,037)
(681,499)
      Class Z................       (2,758,251)
(4,240,127)
                               ---------------
---------------
                                   (29,474,956)
(68,371,058)
                               ---------------
---------------
   Distributions from net
      realized
      capital gains
      Class A................       (9,607,367)
(100,192,825)
      Class B................      (15,437,921)
(168,533,830)
      Class C................         (394,461)
(3,730,960)
      Class Z................       (1,482,546)
(13,864,843)
                               ---------------
---------------
                                   (26,922,295)
(286,322,458)
                               ---------------
---------------
Fund share transactions (net
   of share conversion) (Note
   6)
   Proceeds from shares
      sold...................    4,013,249,711
4,882,813,820
   Net asset value of shares
      issued in reinvestment
      of dividends and
      distributions..........       54,026,119
340,731,229
   Cost of shares
      reacquired.............   (3,923,512,622)
(4,728,047,555)
                               ---------------
---------------
   Net increase in net assets
      from Fund share
      transactions...........      143,763,208
435,497,494
                               ---------------
---------------
Total increase...............      729,496,631
1,096,759,350
Net Assets
Beginning of period..........    5,342,933,511
4,246,174,161
                               ---------------
---------------
End of period (a)............  $ 6,072,430,142
$ 5,342,933,511
                               ---------------
---------------
                               ---------------
---------------
--------------------------------------------------
----------
(a) Includes undistributed
   net investment income
   of........................  $       720,552
--
                               ---------------
---------------
                               ---------------
---------------

--------------------------------------------------
------------------------------
See Notes to Financial Statements.     9

Notes to Financial Statements (Unaudited)
PRUDENTIAL EQUITY FUND, INC.
--------------------------------------------------
------------------------------
Prudential Equity Fund, Inc. (the 'Fund') is
registered under the Investment
Company Act of 1940 as a diversified, open-end
management investment company.
The investment objective of the Fund is long-term
growth of capital by investing
primarily in common stocks of major established
corporations.
--------------------------------------------------
----------
Note 1. Accounting Policies

The following is a summary of significant accounting policies followed by the
Fund in the preparation of its financial statements.

Securities Valuation: Investments, including options, traded on a national securities or commodities exchange and Nasdaq
National Market equity securities
are valued at the last reported sales price on the primary exchange on which they are traded. Securities traded in the over-the-counter market (including securities listed on exchanges whose primary market is believed to be over-the-counter) and listed securities for which no sale was reported on that date are valued at the mean between the last reported bid and asked prices.

Short-term securities which mature in more than 60 days are valued at current market quotations. Short-term securities which mature in 60 days or less are valued at amortized cost which approximates market value.

In connection with transactions in repurchase agreements with U.S. financial institutions, it is the Fund's policy that its custodian or designated subcustodians, as the case may be under triparty repurchase agreements, take possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transaction, including accrued interest.
If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

All securities are valued as of 4:15 p.m., New
York time.

Foreign Currency Translation: The books and records of the Fund are maintained in United States dollars. Foreign currency amounts are translated into United
States dollars on the following basis:

(i) market value of investment securities, other assets and liabilities--at the current rate of exchange.

(ii) purchases and sales of investment securities, income and expenses--at the rates of exchange prevailing on the respective dates of such transactions.

Securities Transactions and Net Investment Income:
Securities transactions are
recorded on the trade date. Realized gains and losses on sales of investments are calculated on the identified cost basis.
Dividend income is recorded on the
ex-dividend date and interest income is recorded on the accrual basis. Expenses are recorded on the accrual basis which may require the use of certain estimates by management.

Net investment income (other than distribution fees) and unrealized and realized gains or losses are allocated daily to each class of shares based upon the relative proportion of net assets of each class at the beginning of the day.

Dividends and Distributions: Dividends from net investment income are declared and paid semi-annually. The Fund will distribute at least annually net capital gains in excess of capital loss carryforwards, if any. Dividends and distributions are recorded on the ex-dividend date.

Income distributions and capital gain
distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles.

Taxes: It is the Fund's policy to continue to meet the requirements of the
Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net income and net capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required.

Withholding taxes on foreign dividends have been
provided for in accordance with
the Fund's understanding of the applicable
country's tax rules and rates.
--------------------------------------------------
----------
Note 2. Agreements

The Fund has a management agreement with Prudential Investments Fund Management
LLC ('PIFM'). Pursuant to this agreement, PIFM has responsibility for all investment advisory services and supervises the subadviser's performance of such services. PIFM has entered into a subadvisory agreement with The Prudential
Investment Corporation ('PIC'); PIC furnishes investment advisory services in connection with the management of the Fund. PIFM pays for the cost of the subadviser's services, the compensation of officers of the Fund, occupancy and certain clerical and bookkeeping costs of the Fund. The Fund bears all other costs and expenses.

The management fee paid PIFM is computed daily and
payable monthly, at an annual
rate of .50 of 1% of the Fund's average daily net
assets up to $500 million,
 .475 of 1% of the next $500 million of average
daily net assets and .45 of 1% of
the Fund's average daily net assets in excess of
$1 billion.
--------------------------------------------------
------------------------------
                                       10

Notes to Financial Statements (Unaudited)
PRUDENTIAL EQUITY FUND, INC.
--------------------------------------------------
------------------------------
The Fund has a distribution agreement with Prudential Securities Incorporated
('PSI'), which acts as the distributor of the Class A, Class B, Class C and
Class Z shares of the Fund. The Fund compensates
PSI for distributing and
servicing the Fund's Class A, Class B and Class C shares, pursuant to plans of distribution (the 'Class A, B and C Plans'), regardless of expenses actually incurred by them. The distribution fees for Class
A, B and C shares are accrued
daily and payable monthly. No distribution or service fees are paid to PSI as distributor of the Class Z shares of the Fund.
Effective July, 1, 1998,
Prudential Investment Management Services LLC
('PIMS') became the distributor of
the Fund and will serve the Fund under the same terms and conditions as under the arrangement with PSI.

Pursuant to the Class A, B and C Plans, the Fund compensates PSI for distribution-related activities at an annual rate of up to .30 of 1%, 1% and 1% of the average daily net assets of the Class A, B and C shares, respectively.
Such expenses under the Class A, Class B and Class
C Plans were .25%, 1% and 1%,
respectively, of the average daily net assets of Class A, Class B and Class C shares for the six months ended June 30, 1998.

PSI has advised the Fund that it has received approximately $1,580,121 in front-end sales charges resulting from sales of Class A shares during the six months ended June 30, 1998. From these fees, PSI paid such sales charges to dealers (PSI and PRUCO Securities Corporation
(Prusec)), which in turn paid
commissions to salespersons.

PSI advised the Fund that for the six months ended
June 30, 1998, it received
approximately $2,011,274 and $17,933 in contingent deferred sales charges imposed upon certain redemptions by Class B and Class C shareholders, respectively.

PSI, PIFM, PIMS and PIC are indirect, wholly owned subsidiaries of The
Prudential Insurance Company of America and
Prusec.

The Fund, along with other affiliated registered
investment companies (the
'Funds'), has a credit agreement (the 'Agreement')
with an unaffiliated lender.
The maximum commitment under the Agreement is
$200,000,000. Interest on any such
borrowings outstanding will be at market rates.
The purpose of the Agreement is
to serve as an alternative source of funding for
capital share redemptions. The
Fund has not borrowed any amounts pursuant to the
Agreement during the six
months ended June 30, 1998. The Funds pay a
commitment fee at an annual rate of
 .055 of 1% on the unused portion of the credit
facility. The commitment fee is
accrued and paid quarterly on a pro rata basis by
the Funds.
The Agreement expired on December 30, 1997 and has
been extended through
December 29, 1998 under the same terms.
--------------------------------------------------
----------
Note 3. Other Transactions with Affiliates

Prudential Mutual Fund Services LLC ('PMFS'), a wholly owned subsidiary of PIFM, serves as the Fund's transfer agent and during the six months ended June 30,
1998, the Fund incurred fees of approximately
$2,844,000 for the services of
PMFS. As of June 30, 1998, approximately $493,000 of such fees were due to PMFS.
Transfer agent fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to nonaffiliates.

For the six months ended June 30, 1998, PSI earned
$110,069 in brokerage
commissions from portfolio transactions executed
on behalf of the Fund.
--------------------------------------------------
----------
Note 4. Portfolio Securities

Purchases and sales of investment securities, other than short-term investments, for the six months ended June 30, 1998 aggregated
$664,859,145 and $900,591,609,
respectively.

The federal income tax basis of the Fund's
investments at June 30, 1998 was
substantially the same as for financial reporting
purposes and, accordingly, net
unrealized appreciation for federal income tax
purposes was $1,741,084,658
(gross unrealized appreciation--$1,840,213,659;
gross unrealized
depreciation--$99,129,001).
--------------------------------------------------
----------
Note 5. Joint Repurchase Agreement Account

The Fund, along with other affiliated registered investment companies, transfers uninvested cash balances into a single joint account, the daily aggregate balance of which is invested in one or more repurchase agreements collateralized by U.S. Treasury or federal agency obligations. As of June 30, 1998, the Fund has a 53.30% undivided interest in the joint account. The undivided interest for the Fund represents $661,594,000 in the principal amount. As of such date, each repurchase agreement in the joint account and the collateral therefor were as follows:

SBC Warburg Dillon Read Inc., 5.93%, in the principal amount of $345,000,000, repurchase price $345,056,829, due 7/1/98. The value of the collateral including accrued interest is $352,174,874.

Bear Stearns, Inc., 5.85%, in the principal amount of $345,000,000, repurchase price $345,056,063, due 7/1/98. The value of the collateral including accrued interest is $353,215,323.

Goldman Sachs, 5.20%, in the principal amount of
$206,264,000, repurchase price
$206,293,794, due 7/1/98. The value of the
collateral including accrued interest
was $210,389,609.
--------------------------------------------------
------------------------------
                                       11

Notes to Financial Statements (Unaudited)
PRUDENTIAL EQUITY FUND, INC.
--------------------------------------------------
------------------------------
Salomon Smith Barney Inc., 5.70%, in the principal
amount of $345,000,000,
repurchase price $345,054,625, due 7/1/98. The
value of the collateral including
accrued interest was $352,383,850.
--------------------------------------------------
----------
Note 6. Capital

The Fund offers Class A, Class B, Class C and
Class Z shares. Class A shares are
sold with a front-end sales charge of up to 5%.
Class B shares are sold with a
contingent deferred sales charge which declines from 5% to zero depending on the period of time the shares are held. Class C shares are sold with a contingent deferred sales charge of 1% during the first year.
Class B shares will
automatically convert to Class A shares on a quarterly basis approximately seven years after purchase. A special exchange privilege is also available for shareholders who qualified to purchase Class A shares at net asset value.
Effective March 1, 1996 the Fund commenced offering Class Z shares. Class Z shares are not subject to any sales charge and are offered exclusively for sale to a limited group of investors.

There are 1 billion shares of common stock, $.01 par value per share, divided into four classes, designated Class A, Class B, Class C and Class Z common stock, each of which consists of 250 million authorized shares.
Transactions in shares of common stock were as follows:

Class A                               Shares
Amount
---------------------------------  ------------
---------------
Six months ended June 30, 1998:
Shares sold......................   145,686,407
$ 3,129,027,191
Shares issued in reinvestment of
  dividends......................     1,100,649
24,111,931
Shares reacquired................  (143,591,142)
(3,091,205,693)
                                   ------------
---------------
Net decrease in shares
  outstanding before
  conversions....................     3,195,914
61,933,429
Shares issued upon conversion
  from Class B...................     4,810,087
105,018,386
                                   ------------
---------------
Net increase in shares
  outstanding....................     8,006,001
$   166,951,815
                                   ------------
---------------
                                   ------------
---------------
Year ended December 31, 1997:
Shares sold......................   176,089,330
$ 3,419,389,251
Shares issued in reinvestment of
  dividends......................     6,449,778
125,989,153
Shares reacquired................  (180,465,455)
(3,512,361,626)
                                   ------------
---------------
Net increase in shares
  outstanding before
  conversions....................     2,073,653
33,016,778
Shares issued upon conversion
  from Class B...................    10,616,578
206,433,920
                                   ------------
---------------
Net increase in shares
  outstanding....................    12,690,231
$   239,450,698
                                   ------------
---------------
                                   ------------
---------------
Class B                               Shares
Amount
---------------------------------  ------------
---------------
Six months ended June 30, 1998:
Shares sold......................    35,003,746
$   742,787,337
Shares issued in reinvestment of
  dividends......................     1,142,707
25,021,081
Shares reacquired................   (34,984,160)
(739,462,708)
                                   ------------
---------------
Net decrease in shares
  outstanding before
  conversions....................     1,162,293
28,345,710
Shares reacquired upon conversion
  into Class A...................    (4,790,766)
(105,018,386)
                                   ------------
---------------
Net decrease in shares
  outstanding....................    (3,628,473)
$   (76,672,676)
                                   ------------
---------------
                                   ------------
---------------
Year ended December 31, 1997:
Shares sold......................    59,587,032
$ 1,140,769,682
Shares issued in reinvestment of
  dividends......................     9,872,279
192,363,178
Shares reacquired................   (55,367,777)
(1,062,159,431)
                                   ------------
---------------
Net increase in shares
  outstanding before
  conversions....................    14,091,534
270,973,429
Shares reacquired upon conversion
  into Class A...................   (10,585,531)
(206,433,920)
                                   ------------
---------------
Net increase in shares
  outstanding....................     3,506,003
$    64,539,509
                                   ------------
---------------
                                   ------------
---------------
Class C
---------------------------------
Six months ended June 30, 1998:
Shares sold......................     1,806,598
$    38,538,694
Shares issued in reinvestment of
  dividends......................        30,110
659,223
Shares reacquired................    (1,336,564)
(28,212,989)
                                   ------------
---------------
Net increase in shares
  outstanding....................       500,144
$    10,984,928
                                   ------------
---------------
                                   ------------
---------------
Year ended December 31, 1997:
Shares sold......................     1,997,551
$    38,680,939
Shares issued in reinvestment of
  dividends......................       219,243
4,278,697
Shares reacquired................    (1,327,660)
(25,772,744)
                                   ------------
---------------
Net increase in shares
  outstanding....................       889,134
$    17,186,892
                                   ------------
---------------
                                   ------------
---------------
Class Z
---------------------------------
Six months ended June 30, 1998:
Shares sold......................     4,874,684
$   102,896,488
Shares issued in reinvestment of
  dividends......................       193,268
4,233,885
Shares reacquired................    (3,025,540)
(64,631,237)
                                   ------------
---------------
Net increase in shares
  outstanding....................     2,042,412
$    42,499,136
                                   ------------
---------------
                                   ------------
---------------
Year ended December 31, 1997:
Shares sold......................    11,766,210
$   223,973,948
Shares issued in reinvestment of
  dividends......................       923,845
18,100,201
Shares reacquired................    (6,704,933)
(127,753,754)
                                   ------------
---------------
Net increase in shares
  outstanding....................     5,985,122
$   114,320,395
                                   ------------
---------------
                                   ------------
---------------

--------------------------------------------------
------------------------------
                                       12

Financial Highlights (Unaudited)
PRUDENTIAL EQUITY FUND, INC.
--------------------------------------------------
------------------------------

Class A
                                               ---
--------------------------------------------------
-------------------------------

Six Months

Ended                              Year Ended
December 31,

June 30,        ----------------------------------
--------------------------------

1998             1997           1996
1995          1994         1993
                                               ---
----------     ----------     ----------     -----
-----     --------     --------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period.......     $
19.85      $    17.26     $    16.44     $
13.24     $  13.80     $  12.07
                                               ---
----------     ----------     ----------     -----
-----     --------     --------
Income from investment operations
Net investment income......................
 .16             .38            .35            .27
 .22          .23
Net realized and unrealized gain on
   investments and foreign currencies......
2.24            3.70           2.52           3.88
 .09         2.42
                                               ---
----------     ----------     ----------     -----
-----     --------     --------
   Total from investment operations........
2.40            4.08           2.87           4.15
 .31         2.65
                                               ---
----------     ----------     ----------     -----
-----     --------     --------
Less distributions
Dividends from net investment income.......
(.15)           (.36)          (.35)
(.27)        (.22)        (.22)
Distributions in excess of net investment
   income..................................
--              --           (.01)            --
--           --
Distributions from net realized capital
   gains...................................
(.10)          (1.13)         (1.69)
(.68)        (.65)        (.70)
                                               ---
----------     ----------     ----------     -----
-----     --------     --------
   Total distributions.....................
(.25)          (1.49)         (2.05)
(.95)        (.87)        (.92)
                                               ---
----------     ----------     ----------     -----
-----     --------     --------
Net asset value, end of period.............     $
22.00      $    19.85     $    17.26     $
16.44     $  13.24     $  13.80
                                               ---
----------     ----------     ----------     -----
-----     --------     --------
                                               ---
----------     ----------     ----------     -----
-----     --------     --------
TOTAL RETURN(a):...........................
12.11%          23.88%         17.94%
31.58%        2.38%       22.14%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)............     $
2,295,672      $1,912,802     $1,443,466
$1,158,111     $276,412     $232,535
Average net assets (000)...................     $
2,117,984      $1,709,030     $1,233,792     $
908,365     $254,596     $190,778
Ratios to average net assets:
   Expenses, including distribution fees...
 .85%(b)         .88%           .89%           .91%
1.00%         .91%
   Expenses, excluding distribution fees...
 .60%(b)         .63%           .64%           .66%
 .75%         .71%
   Net investment income...................
1.46%(b)        1.87%          2.07%
1.82%        1.62%        1.71%
For Class A, B, C and Z shares:
   Portfolio turnover......................
14%             13%            19%            18%
12%          21%

---------------
(a) Total return does not consider the effects of
sales loads. Total return is
    calculated assuming a purchase of shares on
the first day and a sale on the
    last day of each period reported and includes
reinvestment of dividends and
    distributions. Total returns for periods of
less than one full year are not
    annualized.
(b) Annualized.
--------------------------------------------------
------------------------------
See Notes to Financial Statements.     13

Financial Highlights (Unaudited)
PRUDENTIAL EQUITY FUND, INC.
--------------------------------------------------
------------------------------

Class B
                                               ---
--------------------------------------------------
--------------------

Six Months

Ended                         Year Ended December
31,

June 30,        ----------------------------------
---------------------

1998             1997           1996
1995           1994
                                               ---
----------     ----------     ----------     -----
-----     ----------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period.......     $
19.83      $    17.24     $    16.43     $
13.24     $    13.80
                                               ---
----------     ----------     ----------     -----
-----     ----------
Income from investment operations
Net investment income......................
 .08             .22            .22            .16
 .12
Net realized and unrealized gain on
   investments and foreign currencies......
2.23            3.72           2.51           3.87
 .09
                                               ---
----------     ----------     ----------     -----
-----     ----------
   Total from investment operations........
2.31            3.94           2.73           4.03
 .21
                                               ---
----------     ----------     ----------     -----
-----     ----------
Less distributions
Dividends from net investment income.......
(.07)           (.22)          (.22)
(.16)          (.12)
Distributions in excess of net investment
   income..................................
--              --           (.01)            --
--
Distributions from net realized capital
   gains...................................
(.10)          (1.13)         (1.69)
(.68)          (.65)
                                               ---
----------     ----------     ----------     -----
-----     ----------
   Total distributions.....................
(.17)          (1.35)         (1.92)
(.84)          (.77)
                                               ---
----------     ----------     ----------     -----
-----     ----------
Net asset value, end of period.............     $
21.97      $    19.83     $    17.24     $
16.43     $    13.24
                                               ---
----------     ----------     ----------     -----
-----     ----------
                                               ---
----------     ----------     ----------     -----
-----     ----------
TOTAL RETURN(a):...........................
11.65%          23.05%         17.14%
30.62%          1.60%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)............     $
3,344,966      $3,090,767     $2,626,479
$2,140,895     $1,970,580
Average net assets (000)...................     $
3,329,990      $2,924,413     $2,417,900
$1,891,160     $1,901,972
Ratios to average net assets:
   Expenses, including distribution fees...
1.60%(b)        1.63%          1.64%
1.66%          1.75%
   Expenses, excluding distribution fees...
 .60%(b)         .63%           .64%           .66%
 .75%
   Net investment income...................
 .71%(b)        1.12%          1.37%           .99%
 .87%


1993
                                             -----
-----
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period.......  $
12.08
                                             -----
-----
Income from investment operations
Net investment income......................
 .12
Net realized and unrealized gain on
   investments and foreign currencies......
2.42
                                             -----
-----
   Total from investment operations........
2.54
                                             -----
-----
Less distributions
Dividends from net investment income.......
(.12)
Distributions in excess of net investment
   income..................................
--
Distributions from net realized capital
   gains...................................
(.70)
                                             -----
-----
   Total distributions.....................
(.82)
                                             -----
-----
Net asset value, end of period.............  $
13.80
                                             -----
-----
                                             -----
-----
TOTAL RETURN(a):...........................
21.13%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)............
$1,794,634
Average net assets (000)...................
$1,522,992
Ratios to average net assets:
   Expenses, including distribution fees...
1.71%
   Expenses, excluding distribution fees...
 .71%
   Net investment income...................
 .91%

---------------
(a) Total return does not consider the effects of
sales loads. Total return is
    calculated assuming a purchase of shares on
the first day and a sale on the
    last day of each period reported and includes
reinvestment of dividends and
    distributions. Total returns for periods of
less than one full year are not
    annualized.
(b) Annualized.
--------------------------------------------------
------------------------------
See Notes to Financial Statements.     14

Financial Highlights (Unaudited)
PRUDENTIAL EQUITY FUND, INC.
--------------------------------------------------
------------------------------

Class C
                                               ---
--------------------------------------------------
--------------------

August 1,

Six Months
1994(c)

Ended                Year Ended December 31,
Through

June 30,        ----------------------------------
----     December 31,

1998           1997           1996           1995
1994
                                               ---
----------     -------     ------------     ------
---     ------------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period.......
$ 19.83        $ 17.24       $  16.43        $
13.24         $14.02

------        -------         ------       -------
--         -----
Income from investment operations
Net investment income......................
 .09            .25            .22            .16
 .09
Net realized and unrealized gain (loss) on
   investments and foreign currencies......
2.22           3.69           2.51           3.87
(.10)

------        -------         ------       -------
--         -----
   Total from investment operations........
2.31           3.94           2.73           4.03
(.01)

------        -------         ------       -------
--         -----
Less distributions
Dividends from net investment income.......
(.07)          (.22)          (.22)          (.16)
(.12)
Distributions in excess of net investment
   income..................................
--             --           (.01)            --
--
Distributions from net realized capital
   gains...................................
(.10)         (1.13)         (1.69)          (.68)
(.65)

------        -------         ------       -------
--         -----
   Total distributions.....................
(.17)         (1.35)         (1.92)          (.84)
(.77)

------        -------         ------       -------
--         -----
Net asset value, end of period.............
$ 21.97        $ 19.83       $  17.24        $
16.43         $13.24

------        -------         ------       -------
--         -----

------        -------         ------       -------
--         -----
TOTAL RETURN(a):...........................
11.65%        23.05%          17.14%
30.62%           .01%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)............
$91,037        $72,244       $ 47,477
$23,894         $3,160
Average net assets (000)...................
$88,251        $60,434       $ 36,745
$12,190         $1,847
Ratios to average net assets:
   Expenses, including distribution fees...
1.60%(b)      1.63%           1.64%          1.66%
1.83%(b)
   Expenses, excluding distribution fees...
 .60%(b)       .63%            .64%           .66%
 .83%(b)
   Net investment income...................
 .73%(b)      1.11%           1.37%          1.03%
 .90%(b)


Class Z
                                             -----
--------------------------------------

March 1,
                                              Six
Months                      1996(d)

Ended           Year         Through

June 30,         Ended       December 31,

1998            1997           1996
                                             -----
--------     --------     ------------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period.......    $
19.87       $  17.26       $  17.10
                                             -----
--------     --------     ------------
Income from investment operations
Net investment income......................
 .19            .42            .37
Net realized and unrealized gain (loss) on
   investments and foreign currencies......
2.22           3.72           1.88
                                             -----
--------     --------     ------------
   Total from investment operations........
2.41           4.14           2.25
                                             -----
--------     --------     ------------
Less distributions
Dividends from net investment income.......
(.18)          (.40)          (.39)
Distributions in excess of net investment
   income..................................
--           (.01)
Distributions from net realized capital
   gains...................................
(.10)         (1.13)         (1.69)
                                             -----
--------     --------     ------------
   Total distributions.....................
(.28)         (1.53)         (2.09)
                                             -----
--------     --------     ------------
Net asset value, end of period.............    $
22.00       $  19.87       $  17.26
                                             -----
--------     --------     ------------
                                             -----
--------     --------     ------------
TOTAL RETURN(a):...........................
12.14%         24.29%         13.65%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)............    $
340,755       $267,121       $128,752
Average net assets (000)...................    $
68,052       $ 57,646       $124,631
Ratios to average net assets:
   Expenses, including distribution fees...
 .60%(b)        .63%           .64%(b)
   Expenses, excluding distribution fees...
 .60%(b)        .63%           .64%(b)
   Net investment income...................
1.23%(b)       2.11%          2.43%(b)

---------------
(a) Total return does not consider the effects of
sales loads. Total return is
    calculated assuming a purchase of shares on
the first day and a sale on the
    last day of each period reported and includes
reinvestment of dividends and
    distributions. Total returns for periods of
less than a full year are not
    annualized.
(b) Annualized.
(c) Commencement of offering of Class C shares.
(d) Commencement of offering of Class Z shares.
--------------------------------------------------
------------------------------
See Notes to Financial Statements.     15

Prudential Mutual Funds
Gateway Center Three
100 Mulberry Street
Newark, NJ  07102-4077

(800) 225-1852
http://www.prudential.com

Directors
Edward D. Beach
Delayne Dedrick Gold
Robert F. Gunia
Douglas H. McCorkindale
Mendel A. Melzer, CFA
Thomas T. Mooney
Stephen P. Munn
Richard A. Redeker
Robin B. Smith
Louis A. Weil, III
Clay T. Whitehead

Officers
Richard A. Redeker, President
Robert F. Gunia, Vice President
Grace C. Torres, Treasurer
Stephen M. Ungerman, Assistant Treasurer
S. Jane Rose, Secretary
Marguerite E.H. Morrison, Assistant Secretary

Manager
Prudential Investments Fund Management LLC
Gateway Center Three
100 Mulberry Street
Newark, NJ 07102-4077

Investment Adviser
The Prudential Investment Corporation
Prudential Plaza
Newark, NJ 07102-3777

Distributor
Prudential Investment Management Services LLC
Gateway Center Three
100 Mulberry Street
Newark, NJ 07102-4077

Custodian
State Street Bank and Trust Company
One Heritage Drive
North Quincy, MA 02171

Transfer Agent
Prudential Mutual Fund Services LLC
P.O. Box 15005
New Brunswick, NJ 08906

Independent Accountants
PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, NY 10036

Legal Counsel
Gardner, Carton & Douglas
Quaker Tower
321 North Clark Street
Chicago, IL 60610-4795

The views expressed in this report and information about the Fund's portfolio holdings are for the period covered by this report and are subject to change thereafter.

The accompanying financial statements as of June
30, 1998 were not audited
and, accordingly, no opinion is expressed on them.

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

(LOGO)
Prudential Mutual Funds
Gateway Center Three
100 Mulberry Street
Newark, NJ  07102-4077
(800) 225-1852

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